KAMINSKI POLAND FUND


                                  ANNUAL REPORT
                                  June 30, 1998

                                   MANAGED BY
                         KAMINSKI ASSET MANAGEMENT, INC.
                            319 1st Avenue, Suite 400
                              Minneapolis, MN 55401


                              KAMINSKI POLAND FUND


August 14, 1998

Dear Shareholders,

We are pleased to bring you this annual report for the Kaminski Poland Fund covering the period ended June 30, 1998. During this period, your Fund posted an annual return of - 17.6% in comparison to the WIG Index producing a total return of -.68%.

The Asian economic crisis and the currency turmoil of the Russian Ruble continues to cause commotion on the stock exchanges of world markets.
Unfortunately this economic crisis is perceived to have an effect on all emerging markets, with Poland being no exception. This in turn explains the lower returns of the Fund's performance.

In the wake of this economic turmoil, I find it important to point out several factors to reinforce the soundness of Poland's economy.

The Polish zloty is one of the world's few emerging market currencies to increase in value this year. Unlike Asia and Russia, which are suffering from structural economic problems, Poland has not experienced the same shock to its currency. The Polish zloty has strengthened this year to the dollar as most Asian and Russian currencies have weakened. I believe this is due to Poland's stable political and economic climate.

The sell off in Asian markets has created tremendous opportunity in the buying of Polish equities. The Fund's philosophy of long-term value investing can take advantage of buying Polish securities at lower costs in an economy producing strong GDP growth, increasing foreign direct investment and declining interest rates and inflation.

Poland & Russia - Russia's current economic crisis has basically had a spill over effect on the Polish market. It is important to keep in mind that Poland's economic fundamentals are positive and its trade exposure to the Russian market accounts for only 8% of Polish GDP growth.

The Polish market will experience renewed strength next year when Poland's newly created Pension Reform Act goes into effect at the beginning of 1999. This potentially could add approximately 2 billion dollars of market capitalization to Poland's equity markets in 1999 alone and roughly $30 billion over the next 8 -10 years. When demand exceeds supply in stocks, it generally makes equities rise in value.

The Fund continues to purchase solid companies demonstrating stable management and earnings growth in excess of 10% per year. Looking forward, the Fund should continue to benefit from Poland's strong economic fundamentals, the fast pace of structural reforms and the positive evolution of the political system. In emerging markets such as Poland, those with foresight and patience should be expected to achieve superior results over time.


Cordially,


/s/
M.G. Kaminski
President

                              KAMINSKI POLAND FUND

Comparison of the change in value of a $10,000 investment in the Kaminski Poland Fund versus the WIG Index of the Warsaw Stock Exchange.

               Kaminski Poland Fund          WIG Index
9-Jul-97              10,000                   10,000
30-Sep-97              9,720                   11,007
31-Dec-97              9,060                    9,235
31-Mar-98              9,870                   10,618
30-Jun-98              8,240                    9,903

(Somewhere in graph)
* Fund total return from commencement of operations on July 9, 1997 to June 30, 1998: (17.6%)

(On bottom of graph)
Past performance is not predictive of future performance.


                              KAMINSKI POLAND FUND

SCHEDULE OF INVESTMENTS at June 30, 1998
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.45%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Brewery: 5.18%
         585         Zaklady Piwowarskie W Zywcu S.A. (Zywiec)...............................             $ 70,461
                                                                                                         ---------

                     Building & Construction: 15.94%
      11,900         Budimex S.A.*...........................................................               54,602
       4,300         Exbud S.A.*.............................................................               51,792
      13,750         Mostostal Krakow S.A.*..................................................               30,363
       9,500         Mostostal Zabrze S.A....................................................               53,670
      17,200         Mostostal-Export S.A....................................................               26,636
                                                                                                         ---------
                                                                                                           217,063
                                                                                                         ---------

                     Chemical - Diversified: 6.17%
       1,850         Gorazdze S.A............................................................               33,689
      19,500         Polifarb-Cieszyn Wroclaw S.A............................................               50,329
                                                                                                         ---------
                                                                                                            84,018
                                                                                                         ---------

                     Commercial Banks: 14.24%
       3,100         Bank Handlowy W Warszawie...............................................               59,119
         425         Bank Przemyslowo Handlowy S.A.*.........................................               30,470
         700         Bank Slaski S.A.........................................................               46,974
      15,500         Kredyt Bank PBI S.A.*...................................................               57,341
                                                                                                         ---------
                                                                                                           193,904
                                                                                                         ---------
                     Computers - Micro: 5.00%
       3,390         Optimus S.A.............................................................               68,052
                                                                                                         ---------

                     Conglomerates: 4.39%
       4,900         Elektrim Spolka Akcyjna S.A.............................................               59,721
                                                                                                         ---------

                     Engineering - Design: 0.95%
       7,700         Prochem S.A.............................................................               12,918
                                                                                                         ---------

                     Food - Misc/Diversified: 4.19%
       3,900         Agros Holding S.A.*.....................................................               57,040
                                                                                                         ---------

                     Home Furnishings: 4.40%
      43,500         Fabryki Mebli Forte S.A.*...............................................             $ 59,879
                                                                                                         ---------

                     Machinery - General Industrial: 1.58%
       4,000         Hutmen S.A.*............................................................               21,566
                                                                                                         ---------


                     Medical Drugs: 8.10%
       4,550         Medicines S.A.*.........................................................               47,888
       3,600         Polfa Kutno*............................................................               62,460
                                                                                                         ---------
                                                                                                           110,348
                                                                                                         ---------

                     Metal - Diversified: 7.84%
      19,500         Huta Olawa S.A..........................................................               49,770
      14,200         KGHM Polska Miedz S.A.*.................................................               57,011
                                                                                                         ---------
                                                                                                           106,781
                                                                                                         ---------

                     Multi-Line Insurance: 10.79%
      47,000         Polisa S.A.*............................................................               68,741
       4,400         Tuir Warta S.A..........................................................               78,233
                                                                                                         ---------
                                                                                                           146,974
                                                                                                         ---------

                     Rubber - Tires: 3.24%
       2,200         Debica S.A..............................................................               44,164
                                                                                                         ---------

                     Television: 4.44%
       5,500         @Entertainment, Inc.*...................................................               60,500
                                                                                                         ---------




                     Total Investments in Securities (cost $1,564,908)**: 96.45% .............          $1,313,389
                     Cash and Other Assets less Liabilities: 3.55%...........................               48,384
                                                                                                         ---------
                     Total Net Assets: 100.0% ...............................................           $1,361,773
                                                                                                       ===========

*Denotes a non-income producing security.

**At June 30, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities and foreign currency were as follows:

                     Gross unrealized appreciation...........................................             $ 84,024
                     Gross unrealized depreciation...........................................             (335,560)
                                                                                                         ---------
                           Net unrealized depreciation.......................................           $ (251,536)
                                                                                                       ===========

                              KAMINSKI POLAND FUND


STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998
-------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $1,564,908)..................................           $1,313,389
      Cash...................................................................................               19,669
      Receivables:
            Due from Advisor.................................................................               22,889
            Securities sold .................................................................                1,400
            Dividends........................................................................                4,589
      Deferred organization costs............................................................               28,518
      Prepaid expenses.......................................................................               14,436
                                                                                                         ---------
                  Total assets ..............................................................            1,404,890
                                                                                                         ---------

LIABILITIES
      Payables for securities purchased......................................................               11,100
      Accrued expenses.......................................................................               32,017
                                                                                                         ---------
                  Total liabilities..........................................................               43,117
                                                                                                         ---------

NET ASSETS                                                                                              $1,361,773
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($1,361,773/164,970 shares outstanding;
            unlimited number of shares authorized, par value $0.01) .........................               $ 8.25
                                                                                                       ===========

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $1,616,723
      Current period realized loss on investments............................................               (3,414)
      Net unrealized depreciation on investments and foreign currency........................             (251,536)
                                                                                                         ---------
            Net assets ......................................................................           $1,361,773
                                                                                                       ===========

                              KAMINSKI POLAND FUND


STATEMENT OF OPERATIONS - For the period July 9, 1997* to June 30, 1998
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends (net of withholding tax of $1,152).....................................              $ 4,607
            Interest.........................................................................                6,919
                                                                                                         ---------
                  Total income...............................................................               11,526
                                                                                                         ---------

      Expenses
            Advisory fees (Note 3)...........................................................               13,159
            Administration fees (Note 3).....................................................               29,260
            Custodian and accounting fees....................................................               35,262
            Transfer agent fees..............................................................               19,116
            Professional fees................................................................               22,460
            Insurance expense................................................................                1,457
            Trustees' fees...................................................................                4,419
            Registration fees................................................................               11,640
            Organization expense.............................................................                6,910
            Other ...........................................................................                4,414
            Distribution fees (Note 4).......................................................                2,269
            Reports to shareholders..........................................................                9,064
                                                                                                         ---------
                  Total expenses.............................................................              159,430
                  Less advisory fee waiver and absorption (Note 3)...........................             (134,372)
                                                                                                         ---------
                  Net expenses...............................................................               25,058
                                                                                                         ---------
                        Net investment loss..................................................              (13,532)
                                                                                                         ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
            Net realized loss from security transactions.....................................               (3,414)
            Net change in unrealized depreciation on investments and foreign currency........             (251,536)
                                                                                                         ---------
                  Net realized and unrealized loss on investments and foreign currency.......             (254,950)
                                                                                                         ---------
                        Net Decrease in Net Assets Resulting from Operations ................           $ (268,482)
                                                                                                       ===========


*Commencement of operations.

                              KAMINSKI POLAND FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                               July 9, 1997*
                                                                                                  through
                                                                                               June 30, 1998
-------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS FROM
OPERATIONS
Net investment loss........................................................................       $ (13,532)
Net realized loss from security transactions...............................................          (3,414)
Net change in unrealized depreciation on investments and foreign currency..................        (251,536)
                                                                                                  ---------
      Net decrease in net assets resulting from operations ................................        (268,482)
                                                                                                  ---------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       1,630,255
                                                                                                  ---------
      Total increase in net assets ........................................................       1,361,773

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                  ---------
End of period .............................................................................      $1,361,773
                                                                                                 ==========

(a) A summary of capital share transactions is as follows:
                                                                                             July 9,1997*
                                                                                                through
                                                                                             June 30, 1998
                                                                                     -----------------------------

                                                                                         Shares           Value
                                                                                     --------------  --------------
      Shares sold.................................................................        195,353      $1,927,665
      Shares redeemed.............................................................        (30,383)       (297,410)
                                                                                     --------------  --------------
      Net increase................................................................        164,970      $1,630,255
                                                                                     ==============  ==============

*Commencement of operations.

                              KAMINSKI POLAND FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
-------------------------------------------------------------------------------------------------------------------
                                                                                                  July 9, 1997*
                                                                                                     through
                                                                                                  June 30, 1998
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................              $10.00
                                                                                                 ------------------
Loss from investment operations:
      Net investment loss+................................................................               (0.08)
      Net realized and unrealized loss on investments......................................              (1.67)
                                                                                                 ------------------
Total from investment operations...........................................................              (1.75)
                                                                                                 ------------------

Net asset value, end of period.............................................................             $ 8.25
                                                                                                 ==================

Total return...............................................................................              (17.6%)***

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................             $ 1,362

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................               17.5%**
      After expense reimbursement..........................................................               2.75%**

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................             (16.23%)**
      After expense reimbursement..........................................................              (1.48%)**

Portfolio turnover rate....................................................................              25.74%

*Commencement of operations.

**Annualized.

+Net investment loss per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.

***Not annualized.

                              KAMINSKI POLAND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Kaminski Poland Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on July 9, 1997. The Fund's primary investment objective is to seek long term growth of capital by investing in publicly traded securities of companies based in the Republic of Poland.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: Investments in securities traded on the Warsaw Stock Exchange, Poland's primary exchange, are valued at the last reported sale price at the close of regular trading on the last business  day of the period;  securities  traded on the  exchange  for which there have been no sale are valued at the last reported bid price. Securities for which market quotations are not readily available are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and the asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

          Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

          Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

     B. Repurchase Agreements: The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          Differences exist between net realized capital losses for financial statement and tax purposes due to the deferral of capital losses for tax purposes.

          It is the Fund's policy to reclassify the net effect of permanent differences between book and taxable income to trust capital accounts on the statement of assets and liabilities. As a result of permanent book-to-tax differences for the period ended June 30, 1998, the accumulated net investment loss was reclassified into paid-in capital. This reclassification has no effect on net assets, net asset value per share, or the change in net assets resulting from operations.

     D. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on the first-in, first-out (FIFO) basis for book and tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     E. Deferred Organization Costs: The Fund has incurred expenses of $35,427 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     F. Concentration of Risk: As of June 30, 1998 the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in Poland could have an impact on the Fund's net assets. It is the Trust's policy to continually monitor these off-balance sheet risks.

     G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended June 30, 1998, Kaminski Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.45% based upon the average daily net assets of the Fund.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.75% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Directors review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended June 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $134,372; no amounts were reimbursed.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of .20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTIONS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended June 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,752,182 and $183,861, respectively.

                        Report of Independent Accountants



August 21, 1998


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Kaminski Poland Fund (the "Fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period July 9, 1997 (commencement of operations) through June 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

/s/
PricewaterhouseCoopers LLP

                                     ADVISOR
                         Kaminski Asset Management, Inc.
                            319 1st Avenue, Suite 400
                              Minneapolis, MN 55401
                            Web Page www.polfund.com


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 229-2105


                                     AUDITOR
                           PricewaterhouseCoopers LLP
                         33 South 6th Street, Suite 3100
                              Minneapolis, MN 55402
                                 (612) 332-7000


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.